BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 4,070,640
2020	36,345,000
2021	40,997,160
2022	29,076,000
2023	26,894,210
Total	$ 137,383,010